INCOME TAX EXPENSE Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of major components of tax expense (income) [Line Items]
Income tax expense (recovery)	$ 264	$ 279	$ 469	$ 580
Unadjusted effective income tax rate			38.00%
Effective income tax rate			30.00%
Net translation losses (gains) from exchange differences of the Argentine peso and CFA franc			$ 1	52
Corporate alternative minimum tax rate			15.00%
Nevada Gold Mines [Member]
Disclosure of major components of tax expense (income) [Line Items]
Proportion of ownership interests held by non-controlling interests			61.50%
Argentina and United States
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholdings taxes				$ 35
UNITED STATES
Disclosure of major components of tax expense (income) [Line Items]
Dividends withholdings taxes			$ 32